BALANCE SHEETS - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Current Assets
Cash	$ 3,671	$ 6,781
Other receivables	10,706	28,444
Prepaid expenses	14,051	13,155
Refundable taxes	30,847	0
Total current assets	59,275	48,380
TOTAL ASSETS	59,275	48,380
Current Liabilities
Accounts payable	509,758	357,593
Promissory Notes (Note 6)	196,237	0
Current portion of Convertible notes (Note 5)	1,018,885	325,000
Accrued interest on convertible notes	73,162	24,085
Unearned Revenue	91,515
Total current liabilities	1,889,557	706,678
Long term liabilities
Development grant	178,984	167,573
Convertible notes (Note 5)	0	366,089
Total long term liabilities	178,984	533,662
Total Liabilities	2,068,541	1,240,340
Commitments and Contingencies (Note 10)
Stockholders’ Deficit
Common stock, no par value, unlimited authorized, 71,304,035 issued and outstanding (2016 - 44,359,162 issued and outstanding)	1,419,544	913,403
Additional paid in capital (Note 7)	3,468,314	582,825
Accumulated deficit	(6,989,124)	(2,847,511)
Accumulated other comprehensive income	92,000	159,323
Total stockholders’ deficit	(2,009,266)	(1,191,960)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 59,275	$ 48,380